STATEMENTS OF OPERATION (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
Amortization	114,689	114,689	229,377	229,377
Research and development expenses	400,540	228,695	370,853	466,354
Payroll expenses			311,525	285,392
Professional fees			1,331,142	503,369
Selling, general and administrative expenses	477,069	813,655	129,270	69,122
TOTAL OPERATING EXPENSES	992,297	1,157,039	2,372,166	1,553,614
LOSS FROM OPERATIONS	(992,298)	(1,157,039)	(2,372,166)	(1,553,614)
OTHER EXPENSE (INCOME)
Other Income	(51,400)			(222,928)
Interest Expense	271	8,485	40,960
Interest income	(788)	(1)	(4)	(14)
TOTAL OTHER EXPENSE (INCOME)	(51,917)	8,484	40,956	(222,942)
NET LOSS	(940,381)	(1,165,523)	(2,413,122)	(1,330,672)
Deemed dividend	(48,659)		(20,995)
NET LOSS ATTRIBUTABLE TO COMPANY STOCKHOLDERS	$ (989,040)	$ (1,165,523)	$ (2,434,117)	$ (1,330,672)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED	$ 0.00	$ (0.01)	$ (0.03)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED	312,182,118	94,078,045	95,758,079	89,391,302